Mineral Properties, Plant and Equipment - Carrying Value (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 20, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		$ 5,675.1	$ 2,226.4	$ 2,344.5
Net smelter return royalty		101.1
Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		3,410.9	1,355.8
Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		2,264.2	870.6
MARA
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter return royalty	$ 90.0
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		9,619.7	5,863.7
Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		6,401.2	3,886.7
Cost | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		3,218.5	1,977.0
Accumulated depreciation and impairments
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		(3,944.5)	(3,637.3)
Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		(2,990.3)	(2,530.9)
Accumulated depreciation and impairments | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		(954.3)	(1,106.4)
Land | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		13.4	5.9
Land | Cost | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		14.4	6.9
Land | Accumulated depreciation and impairments | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		(1.0)	(1.0)
Jacobina | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		1,453.6	0.0
Jacobina | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		982.6	0.0
Jacobina | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		1,539.1	0.0
Jacobina | Cost | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		982.6	0.0
Jacobina | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		(85.5)	0.0
Jacobina | Accumulated depreciation and impairments | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		0.0	0.0
El Peñon | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		421.0	0.0
El Peñon | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		227.7	0.0
El Peñon | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		477.7	0.0
El Peñon | Cost | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		227.7	0.0
El Peñon | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		(56.7)	0.0
El Peñon | Accumulated depreciation and impairments | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		0.0	0.0
Minera Florida | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		151.7	0.0
Minera Florida | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		28.9	0.0
Minera Florida | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		167.6	0.0
Minera Florida | Cost | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		28.9	0.0
Minera Florida | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		(15.9)	0.0
Minera Florida | Accumulated depreciation and impairments | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		0.0	0.0
Jeronimo | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		0.0	0.0
Jeronimo | Cost | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		0.0	0.0
Jeronimo | Accumulated depreciation and impairments | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		0.0	0.0
Le Pepa | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		49.7	0.0
Le Pepa | Cost | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		49.7	0.0
Le Pepa | Accumulated depreciation and impairments | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		0.0	0.0
Huaron | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		115.5	88.1
Huaron | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		261.6	231.3
Huaron | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		(146.1)	(143.2)
Shahuindo | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		424.9	457.1
Shahuindo | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		690.6	636.5
Shahuindo | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		(265.7)	(179.4)
La Arena | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		129.1	143.2
La Arena | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		117.0	117.0
La Arena | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		307.9	286.2
La Arena | Cost | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		117.0	117.0
La Arena | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		(178.8)	(143.0)
La Arena | Accumulated depreciation and impairments | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		0.0	0.0
Morococha | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		0.0	80.7
Morococha | Cost | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		0.0	238.8
Morococha | Accumulated depreciation and impairments | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		0.0	(158.1)
Minefinders | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		39.7	39.7
Minefinders | Cost | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		77.2	77.2
Minefinders | Accumulated depreciation and impairments | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		(37.5)	(37.5)
La Colorada | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		218.6	198.6
La Colorada | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		119.1	94.7
La Colorada | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		443.4	403.7
La Colorada | Cost | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		119.1	94.7
La Colorada | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		(224.8)	(205.1)
La Colorada | Accumulated depreciation and impairments | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			0.0
Dolores | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		96.8	197.3
Dolores | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		1,777.5	1,783.7
Dolores | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		(1,680.7)	(1,586.4)
Cerro Moro | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		119.6	0.0
Cerro Moro | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		142.5	0.0
Cerro Moro | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		(22.9)	0.0
San Vicente | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		32.9	37.0
San Vicente | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		160.7	156.3
San Vicente | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		(127.8)	(119.3)
Manantial Espejo | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		0.0	0.0
Manantial Espejo | Cost | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		518.4	518.4
Manantial Espejo | Accumulated depreciation and impairments | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		(518.4)	(518.4)
Navidad | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		190.4	190.5
Navidad | Cost | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		566.6	566.6
Navidad | Accumulated depreciation and impairments | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		(376.2)	(376.1)
Escobal | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		253.4	257.3
Escobal | Cost | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		257.2	260.4
Escobal | Accumulated depreciation and impairments | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		(3.8)	(3.1)
Timmins | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		234.9	226.3
Timmins | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		62.9	63.0
Timmins | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		400.7	359.4
Timmins | Cost | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		62.9	63.0
Timmins | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		(165.8)	(133.1)
Timmins | Accumulated depreciation and impairments | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		0.0	0.0
Other | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		12.3	8.2
Other | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		179.4	21.8
Other | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		31.9	29.6
Other | Cost | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		196.8	34.0
Other | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		(19.6)	(21.4)
Other | Accumulated depreciation and impairments | Non-Producing/Depletable:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		$ (17.4)	$ (12.2)